Offerings - Offering: 1	Nov. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	2.33
Maximum Aggregate Offering Price	$ 17,475,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,413.30
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered of issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. This Registration Statement (i) pursuant to Rule 416(c) under the Securities Act, also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein, and (ii) also registers the resale of up to 809,304 shares of Common Stock by certain selling stockholders identified in the Reoffer Prospectus included in and filed with the Registration Statement, for which no additional registration fee is required pursuant to Rule 457(h)(3) under the Securities Act. The fees for 809,304 of the shares covered by the Reoffer Prospectus have been previously paid in connection with a Registration Statement on Form S-8, filed on November 30, 2021 (File No. 333-261404) and therefore are not included in the table above. The proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee according to Rules 457(c) and 457(h) under the Securities Act based on the average of the high and low prices of the registrant's Common Stock quoted on the NYSE American on November 21, 2025.